Goodwill and Other Intangible Assets (Schedule Of Changes In Carrying Amount Of Goodwill) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 03, 2015	Jan. 02, 2016	Jan. 03, 2015
Goodwill [Roll Forward]
Beginning balance		$ 3,532	$ 3,524
Foreign currency translation and other		(23)	(81)
Ending balance	$ 3,532	5,651	3,532
Spinal Modulation [Member]
Goodwill [Roll Forward]
Goodwill purchase accounting adjustments			(36)
NeuroTherm, Inc. [Member]
Goodwill [Roll Forward]
Goodwill, acquired during the period			$ 125
Goodwill purchase accounting adjustments	$ (7)
Thoratec [Member]
Goodwill [Roll Forward]
Goodwill, acquired during the period		$ 2,142